GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
Following the Company's acquisitions in 2020 and 2019, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2020	$1,114,680	$263,738	$1,378,418
Acquisitions	35,034	85,723	120,757
Functional currency translation adjustments	3,309	768	4,077
As of December 31, 2020	$1,153,023	$350,229	$1,503,252

	Year ended December 31, 2019
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2019	$1,103,091	$263,115	$1,366,206
Acquisitions (*)	9,176	—	9,176
Functional currency translation adjustments	2,413	623	3,036
As of December 31, 2019	$1,114,680	$263,738	$1,378,418
(*)Including adjustment of $(5,304), resulting from finalization of purchase price allocations with respect to 2019.
(*)